Derivative Liabilities (Tables)	12 Months Ended
Jun. 30, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of financial assets and liabilities measured on recurring basis

Financial assets and liabilities measured at fair value on a recurring basis are summarized below and disclosed on the consolidated balance sheet as of June 30, 2017:

	Carrying	Fair Value Measurement Using
	Value	Level 1	Level 2	Level 3	Total

Derivative warrant liabilities	$	$—	$—	$—	$—

Financial assets and liabilities measured at fair value on a recurring basis are summarized below and disclosed on the condensed consolidated balance sheet as of June 30, 2016:

	Carrying	Fair Value Measurement Using
	Value	Level 1	Level 2	Level 3	Total

Derivative warrant liabilities	$1,322,729	$—	$—	$1,322,729	$1,322,729

Schedule of fair value measurement of financial assets and liabilities using significant unobservable inputs

The table below provides a summary of the changes in fair value, including net transfers in and/or out, of all financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the year ended June 30, 2017 and 2016:

Fair Value Measurement Using Level 3 Inputs
Total
Balance, July 1, 2015	$205,144
Issuance of derivative warrants	165,719
Change in fair value of derivative warrant liabilities	968,840
Reclassification of Derivative liability to Additional Paid in Capital	(16,974)
Balance, June 30, 2016	$1,322,729
Change in fair value of derivative warrant liabilities	877,490
Reclassification of Derivative liability to Additional Paid in Capital	(2,200,219)
Balance, June 30, 2017	$—

Schedule of fair value of the derivative feature of the warrant

The fair value of the derivative feature of the warrants on the issuance dates, at the balance sheet date and on the date of reclassification to equity were calculated using a binomial option model valued with the following weighted average assumptions:

	April 14, 2016	June 30, 2016	January 19, 2017
Risk free interest rate	1.04%	1.08%	1.01%
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	41%	44%	39%
Remaining term (years)	4.15 - 4.19	5.0	3.89 - 4.79